CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) shares
Allowance for doubtful accounts receivable	¥ 107,191	$ 15,328	¥ 90,626
Total current liabilities	22,067,307	3,155,584	21,477,333
Total non-current liabilities	11,305,502	1,616,665	10,909,428
VIEs
Total current liabilities	12,443,908	1,779,455	12,435,742
Total non-current liabilities	¥ 4,256,563	$ 608,681	¥ 2,349,005
Class A Ordinary Shares
Common stock, par value per share | $ / shares		$ 0.00001
Common stock, shares authorized	94,000,000,000	94,000,000,000	94,000,000,000
Common stock, shares issued	3,855,283,602	3,855,283,602	3,854,584,680
Common stock, shares outstanding	3,713,284,286	3,713,284,286	3,698,793,887
Class B Ordinary Shares
Common stock, par value per share | $ / shares		$ 0.00001
Common stock, shares authorized	5,000,000,000	5,000,000,000	5,000,000,000
Common stock, shares issued	3,041,097,278	3,041,097,278	3,041,097,278
Common stock, shares outstanding	3,041,097,278	3,041,097,278	3,041,097,278